JPMorgan Trust I

270 Park Avenue

New York, New York 10017

September 27, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of The JPMorgan Hedged Equity Fund (the “Fund”) File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 293 under the 1933 Act (Amendment No. 294 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the Fund as a new series of the Trust.

Included in the filing are the prospectuses and Statement of Additional Information for the Fund. The Fund will seek to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies. The Fund uses an enhanced index strategy to invest in these equity securities, which primarily consist of common stocks of large capitalization U.S. companies. The Fund will also systematically purchase and sell exchange traded put options and sell exchange traded call options, employing an option overlay known as a “Put/Spread Collar” strategy. We are registering Class A, Class C, Select Class, Class R5 and Class R6 Shares for this Fund.

If you have any questions or comments, please contact me at (614) 901-1370.

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

cc: Vincent Di Stefano